General (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Premiums and Contract Charges by Product

The following table summarizes premiums and contract charges by product.

($ in thousands)	2015	2014	2013
Premiums
Traditional life insurance	$48,532	$44,222	$38,618
Immediate annuities with life contingencies	5	240	4,349
Accident and health insurance	14,681	14,608	12,822

Total premiums	63,218	59,070	55,789
Contract charges
Interest-sensitive life insurance	74,829	73,151	72,740
Fixed annuities	119	295	398

Total contract charges	74,948	73,446	73,138

Total premiums and contract charges	$138,166	$132,516	$128,927